BANK LOANS (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Short-Term Debt [Line Items]
Short-term bank loans		$ 6,877,941	$ 6,909,229		$ 7,248,583
Interest rate			1.00%
Agricultural Bank of China Funan Branch [Member]
Short-Term Debt [Line Items]
Short-term bank loans		$ 788,818	$ 845,416		$ 869,830
Interest rate		4.50%	3.70%		3.90%
Due date		Apr. 06, 2025	Apr. 10, 2024		Apr. 11, 2023
Anhui Funan Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans		$ 1,937,448	$ 1,972,637	[1]	$ 2,029,603	[1]
Interest rate		5.60%	5.90%	[1]	5.90%	[1]
Due date		Dec. 22, 2024	Dec. 22, 2024	[1]	Dec. 23, 2023	[1]
Anhui Funan Rural Commercial Bank One [Member]
Short-Term Debt [Line Items]
Short-term bank loans		$ 1,383,892	$ 1,409,026		$ 1,449,717
Interest rate		5.60%	5.90%		7.48%
Due date		Mar. 28, 2025	Mar. 28, 2024		Mar. 29, 2023
Anhui Funan Rural Commercial Bank Two [Member]
Short-Term Debt [Line Items]
Short-term bank loans		$ 830,335	$ 845,416		$ 869,830
Interest rate		5.60%	5.90%		5.90%
Due date		Jan. 25, 2025	Jan. 25, 2024		Jan. 25, 2023
Industrial and Commercial Bank of China, Funan [Member]
Short-Term Debt [Line Items]
Short-term bank loans		$ 691,946 [2]	$ 704,513	[3]		[3]
Interest rate	[2]	3.45%	3.45%	[3]
Due date	[2]	Oct. 12, 2024	Oct. 12, 2024	[3]
Industrial And Commercial Bank Of China Funan One [Member]
Short-Term Debt [Line Items]
Short-term bank loans	[4]	$ 13,839
Interest rate	[4]	3.45%
Due date	[4]	Jun. 06, 2025
Bank of China Funan Branch [Member]
Short-Term Debt [Line Items]
Short-term bank loans		$ 1,107,113	$ 1,127,221	[5]	$ 1,159,773	[5]
Interest rate		3.60%	3.60%	[5]	3.85%	[5]
Due date		Mar. 15, 2025	Mar. 15, 2025	[5]	Mar. 15, 2023	[5]
Funan Yinghuai Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Short-term bank loans	[6]				$ 869,830
Interest rate	[6]				5.20%
Due date	[6]				Jun. 15, 2023

[1]	The loan from Anhui Funan Rural Commercial Bank had an initial interest rate of 7.58% from December 23, 2022 to March 15, 2023. The interest rate was adjusted to 5.90% from March 16, 2023 to December 23, 2023.
[2]	The loans from Bank of China were pledged by fixed assets as of June 30, 2024 and December 31, 2023, respectively.
[3]	$704,513 of loans from Industrial and Commercial Bank of China, Funan branch were pledged by fixed assets as of December 31, 2023.
[4]	The loans from Industrial and Commercial Bank of China, Funan branch were pledged by fixed assets as of June 30, 2024.
[5]	$1,127,221and $1,159,773 of loans from Bank of China were pledged by fixed assets as of December 31, 2023 and 2022, respectively.
[6]	$869,830 of loan from Funan Yinghuai Rural Commercial Bank was paid off on June 15, 2023.